Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Net Interest Expense Income [abstract]
Interest income	[1]	$ 14,741	$ 17,522	$ 20,697
Interest expense		3,282	6,478	10,146
Net interest income		11,459	11,044	10,551
Provision for credit losses		158	2,489	1,286
Net interest income after provision for credit losses		$ 11,301	$ 8,555	$ 9,265

[1]	Interest income included $13.2 billion for the year ended October 31, 2021 (2020: $15.7 billion; 2019: $18.8 billion) calculated based on the effective interest rate method.